FUTURE POLICY BENEFITS - Changes in Liability for Future Policy Benefits (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Present value of expected future policy benefits
Balance, end of period	$ 10,651	$ 10,211
Total future policy benefits	8,863		$ 8,011
Future Policy Benefits
Present value of expected net premiums
Balance, beginning of period	3,775
Beginning balance at original discount rate	4,087
Effect of changes in cash flow assumptions			21
Effect of actual variances from expected experience			(26)
Foreign currency translation		0
Adjusted beginning of period balance			4,082
Acquisition from business combination		4,188
Issuances	724	1,091
Interest accrual	68	17
Net premiums collected	(863)	(1,121)
Derecognitions (lapses and withdrawals)	(16)
Ending balance at original discount rate	3,995	4,175
Effect of changes in discount rate assumptions	(238)	(99)
Balance, end of period	3,757	4,076
Present value of expected future policy benefits
Balance, beginning of period	9,875	2,171
Beginning balance at original discount rate	10,853	2,071
Effect of changes in cash flow assumptions			10	$ (11)
Effect of actual variances from expected experience			(41)	6
Adjusted beginning of period balance			10,822	2,066
Acquisition from business combination		7,665
Issuances	727	1,110
Interest accrual	185	53
Benefit payments	(380)	(116)
Derecognitions (lapses and withdrawals)	(16)	0
Foreign currency translation	75	(55)
Ending balance at original discount rate	11,413	10,723
Effect of foreign currency translation on the effect of changes in discount rate assumptions	(6)	3
Effect of changes in discount rate assumptions	(756)	(515)
Balance, end of period	10,651	10,211
Total future policy benefits	6,894	6,135
Less: Reinsurance recoverables	(113)	(172)
Net liability for future policy benefits, after reinsurance recoverable	6,781	5,963
Direct Insurance
Present value of expected future policy benefits
Balance, end of period	6,975	7,446
Direct Insurance | Future Policy Benefits
Present value of expected net premiums
Balance, beginning of period	3,775
Beginning balance at original discount rate	4,087
Effect of changes in cash flow assumptions			21
Effect of actual variances from expected experience			(26)
Foreign currency translation		0
Adjusted beginning of period balance			4,082
Acquisition from business combination		4,188
Issuances	67	18
Interest accrual	62	6
Net premiums collected	(200)	(37)
Derecognitions (lapses and withdrawals)	(16)
Ending balance at original discount rate	3,995	4,175
Effect of changes in discount rate assumptions	(238)	(99)
Balance, end of period	3,757	4,076
Present value of expected future policy benefits
Balance, beginning of period	6,909	0
Beginning balance at original discount rate	7,546	0
Effect of changes in cash flow assumptions			21	0
Effect of actual variances from expected experience			(24)	0
Adjusted beginning of period balance			7,543	0
Acquisition from business combination		7,665
Issuances	67	18
Interest accrual	113	11
Benefit payments	(247)	(46)
Derecognitions (lapses and withdrawals)	(16)	0
Foreign currency translation	0	0
Ending balance at original discount rate	7,460	7,648
Effect of foreign currency translation on the effect of changes in discount rate assumptions	0	0
Effect of changes in discount rate assumptions	(485)	(202)
Balance, end of period	6,975	7,446
Total future policy benefits	3,218	3,370
Less: Reinsurance recoverables	(58)	(73)
Net liability for future policy benefits, after reinsurance recoverable	$ 3,160	$ 3,297
Weighted-average liability duration of future policy benefits (years)	13 years	13 years
Pension Risk Transfer
Present value of expected future policy benefits
Balance, end of period	$ 3,676	$ 2,765
Pension Risk Transfer | Future Policy Benefits
Present value of expected net premiums
Balance, beginning of period	0
Beginning balance at original discount rate	0
Effect of changes in cash flow assumptions			0
Effect of actual variances from expected experience			0
Foreign currency translation		0
Adjusted beginning of period balance			0
Acquisition from business combination		0
Issuances	657	1,073
Interest accrual	6	11
Net premiums collected	(663)	(1,084)
Derecognitions (lapses and withdrawals)	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions	0	0
Balance, end of period	0	0
Present value of expected future policy benefits
Balance, beginning of period	2,966	2,171
Beginning balance at original discount rate	3,307	2,071
Effect of changes in cash flow assumptions			(11)	(11)
Effect of actual variances from expected experience			(17)	6
Adjusted beginning of period balance			$ 3,279	$ 2,066
Acquisition from business combination		0
Issuances	660	1,092
Interest accrual	72	42
Benefit payments	(133)	(70)
Derecognitions (lapses and withdrawals)	0	0
Foreign currency translation	75	(55)
Ending balance at original discount rate	3,953	3,075
Effect of foreign currency translation on the effect of changes in discount rate assumptions	(6)	3
Effect of changes in discount rate assumptions	(271)	(313)
Balance, end of period	3,676	2,765
Total future policy benefits	3,676	2,765
Less: Reinsurance recoverables	(55)	(99)
Net liability for future policy benefits, after reinsurance recoverable	$ 3,621	$ 2,666
Weighted-average liability duration of future policy benefits (years)	9 years	9 years